Reconciliation of Segment Measures to Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Revenue	€ 24,708	€ 23,461	€ 22,062
Operating profit	5,703	4,877	5,135
Other non-operating income/expense, net	(56)	(36)	(234)
Financial income, net	(47)	188	(29)
Profit before tax	5,600	5,029	4,872
Operating segments
Disclosure of operating segments
Revenue	24,386	23,122	21,773
Operating profit	9,415	8,951	8,840
Other Revenue
Disclosure of operating segments
Revenue	356	341	294
Operating profit	356	341	294
Other Expenses
Disclosure of operating segments
Operating profit	(2,608)	(2,523)	(2,501)
Adjustment for currency impact
Disclosure of operating segments
Revenue	0	0	0
Operating profit	0	0	0
Adjustment of revenue under fair value accounting
Disclosure of operating segments
Revenue	(33)	(3)	(5)
Operating profit	(33)	(3)	(5)
Adjustment for Acquisition-related charges
Disclosure of operating segments
Operating profit	(577)	(587)	(680)
Adjustment for Share-based payment expenses
Disclosure of operating segments
Operating profit	(830)	(1,120)	(785)
Adjustment for Restructuring
Disclosure of operating segments
Operating profit	(19)	(182)	(28)
Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	20,806	20,218	19,211
Operating profit	8,746	8,478	8,335
SAP Business Network | Operating segments
Disclosure of operating segments
Revenue	2,629	2,261	1,925
Operating profit	531	388	340
Customer Experience | Operating segments
Disclosure of operating segments
Revenue	951	643	637
Operating profit	138	85	€ 164
Constant Currency
Disclosure of operating segments
Revenue	24,708	23,461
Operating profit	5,703	4,877
Other non-operating income/expense, net	(56)	(36)
Financial income, net	(47)	188
Profit before tax	5,600	5,029
Constant Currency | Operating segments
Disclosure of operating segments
Revenue	25,596	23,419
Operating profit	9,867	9,103
Constant Currency | Other Revenue
Disclosure of operating segments
Revenue	365	346
Operating profit	365	346
Constant Currency | Other Expenses
Disclosure of operating segments
Operating profit	(2,751)	(2,529)
Constant Currency | Adjustment for currency impact
Disclosure of operating segments
Revenue	(1,219)	(301)
Operating profit	(317)	(151)
Constant Currency | Adjustment of revenue under fair value accounting
Disclosure of operating segments
Revenue	(33)	(3)
Operating profit	(33)	(3)
Constant Currency | Adjustment for Acquisition-related charges
Disclosure of operating segments
Operating profit	(577)	(587)
Constant Currency | Adjustment for Share-based payment expenses
Disclosure of operating segments
Operating profit	(830)	(1,120)
Constant Currency | Adjustment for Restructuring
Disclosure of operating segments
Operating profit	(19)	(182)
Constant Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	21,892	20,465
Operating profit	9,183	8,616
Constant Currency | SAP Business Network | Operating segments
Disclosure of operating segments
Revenue	2,733	2,300
Operating profit	545	397
Constant Currency | Customer Experience | Operating segments
Disclosure of operating segments
Revenue	970	654
Operating profit	€ 139	€ 90